SHARE-BASED PAYMENTS - Share option plan stock options outstanding (Details) - Share options Options in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) Options	Dec. 31, 2016 CAD ($) Options	Dec. 31, 2015 CAD ($) Options
Share options outstanding
Number of options | Options	12,173	12,429	13,513
Weighted average exercise price	$ 6.52	$ 6.95	$ 7.57
Weighted average remaining contractual life (years)	3 years 2 months 16 days
Share options exercisable
Exercisable at end of period | Options	8,539	7,911
Weighted average exercise price	$ 7.41	$ 8.51
Weighted average remaining contractual life (years)	2 years 4 months 10 days
$2.96 - $4.22
Share options outstanding
Number of options | Options	4,169
Weighted average exercise price	$ 3.87
Weighted average remaining contractual life (years)	4 years 1 month 13 days
Share options exercisable
Exercisable at end of period | Options	2,151
Weighted average exercise price	$ 3.81
Weighted average remaining contractual life (years)	3 years 9 months 22 days
$4.23 - $9.53
Share options outstanding
Number of options | Options	6,145
Weighted average exercise price	$ 6.41
Weighted average remaining contractual life (years)	3 years 3 months 26 days
Share options exercisable
Exercisable at end of period | Options	4,528
Weighted average exercise price	$ 6.89
Weighted average remaining contractual life (years)	2 years 3 months 22 days
$9.54 - $14.31
Share options outstanding
Number of options | Options	1,140
Weighted average exercise price	$ 10.70
Weighted average remaining contractual life (years)	1 year 2 months 12 days
Share options exercisable
Exercisable at end of period | Options	1,141
Weighted average exercise price	$ 10.70
Weighted average remaining contractual life (years)	1 year 2 months 12 days
$14.32 - $16.25
Share options outstanding
Number of options | Options	719
Weighted average exercise price	$ 16.25
Weighted average remaining contractual life (years)	1 month 24 days
Share options exercisable
Exercisable at end of period | Options	719
Weighted average exercise price	$ 16.25
Weighted average remaining contractual life (years)	1 month 24 days
Minimum | $2.96 - $4.22
Share options outstanding
Exercise price range	$ 2.96
Minimum | $4.23 - $9.53
Share options outstanding
Exercise price range	4.23
Minimum | $9.54 - $14.31
Share options outstanding
Exercise price range	9.54
Minimum | $14.32 - $16.25
Share options outstanding
Exercise price range	14.32
Maximum | $2.96 - $4.22
Share options outstanding
Exercise price range	4.22
Maximum | $4.23 - $9.53
Share options outstanding
Exercise price range	9.53
Maximum | $9.54 - $14.31
Share options outstanding
Exercise price range	14.31
Maximum | $14.32 - $16.25
Share options outstanding
Exercise price range	$ 16.25